PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Feb. 28, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Prepaid expenses and other current assets consisted of the following:

	As of	As of
	February 29,	February 28,
	2016	2017

Prepaid rental	$13,916,820	$16,550,792
Prepayments to suppliers (1)	7,954,634	36,763,795
Interest receivable	1,977,686	4,347,655
Staff advances (2)	1,851,588	2,680,725
Loan to employees (3)	1,617,703	4,095,974
Deposit with third parties	709,653	509,721
ADR receivable	115,000	115,000
Study cards receivable	36,028	1,146,482
Receivable from rendered online advertising services	1,252,775	6,828,823
Receivable from an available-for-sale investment investee (4)	-	81,099,081
Others	2,605,520	6,084,775
	$32,037,407	$160,222,823

(1)
Prepayments to suppliers are primarily for student recruitment services, advertising fees and server hosting fees. Student recruitment service fees are prepaid by the Group's study abroad business to recruitment agencies. Such prepayments are refundable if performance condition is not met.

(2)	Staff advances are provided to employees primarily for traveling, office expenses and other expenditures which are subsequently expensed as incurred.

(3)
The Group offers housing benefit plan to employees who have been employed by the Group for three years or more and met certain performance criteria. Under this benefit plan, the eligible employees receive interest-free loans for purposes of home purchases. Each loan has a term of four years and must be repaid by equal annual installments.

(4)
A domestic investee of the Group is in the process of terminating its VIE structure, as part of its domestic IPO plan. To facilitate the restructuring, the Group provided $81,099,081 to the investee and expects to receive the amount upon the completion of the investee's restructuring in the next few months.